Unit activity (Tables)	12 Months Ended
Dec. 31, 2021
Unit Activity
Schedule of movement in number of common units, general partner units and Series A Preferred Units

				Series A
			General Partner	Convertible
(in units)	Common Units	Class B Units	Units	Preferred Units
December 31, 2020	32,694,094	—	615,117	3,750,000
May 27, 2021: Conversion of Series A Preferred Units	215,292	—	—	(208,334)
September 10, 2021: IDR elimination	673,080	673,080	—	—
September 10, 2021: Issue of General Partner Units	—	—	25,161	—
October 25, 2021: ATM program issue of common units	10,902	—	—	—
October 26, 2021: ATM program issue of common units	31,038	—	—	—
November 10, 2021: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
December 31, 2021	33,708,541	588,945	640,278	3,541,666